income taxes (Tables)	6 Months Ended
Jun. 30, 2020
income taxes
Expense composition

	Three months		Six months
Periods ended June 30 (millions)	2020	2019	2020	2019
Current income tax expense
For the current reporting period	$83	$71	$285	$197
Adjustments recognized in the current period for income taxes of prior periods	(2)	(1)	(4)	(1)
	81	70	281	196
Deferred income tax expense
Arising from the origination and reversal of temporary differences	32	83	(28)	114
Revaluation of deferred income tax liability to reflect future income tax rates	(2)	(121)	(5)	(121)
Adjustments recognized in the current period for income taxes of prior periods	6	(1)	8	(1)
	36	(39)	(25)	(8)
	$117	$31	$256	$188

Rate reconciliations

Three-month periods ended June 30 ($ in millions)	2020		2019
Income taxes computed at applicable statutory rates	$113	26.2%	$147	26.7%
Revaluation of deferred income tax liability to reflect future income tax rates	(2)	(0.5)	(121)	(22.0)
Adjustments recognized in the current period for income taxes of prior periods	4	0.9	(2)	(0.3)
Other	2	0.5	7	1.2
Income tax expense per Consolidated statements of income and other comprehensive income	$117	27.1%	$31	5.6%

Six-month periods ended June 30 ($ in millions)	2020		2019
Income taxes computed at applicable statutory rates	$243	26.3%	$308	26.9%
Revaluation of deferred income tax liability to reflect future income tax rates	(5)	(0.5)	(121)	(10.6)
Adjustments recognized in the current period for income taxes of prior periods	4	0.4	(2)	(0.2)
Other	14	1.5	3	0.3
Income tax expense per Consolidated statements of income and other comprehensive income	$256	27.7%	$188	16.4%